Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Non-current Assets
26	Other non-current assets

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Deposits relating to aircraft held under leases	140	143
Deferred pilot recruitment costs	2,088	2,100
Rebate receivables on aircraft acquisitions	1,134	1,264
Prepayment for acquisition of property, plant and equipment	286	1,055
Others	821	783

	4,469	5,345